Summary of Stock Option Activity (Details)	12 Months Ended
Jul. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Ending Balance	133,973
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	141,438
Weighted Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 71.94
Options, Granted	34,018
Weighted Average Exercise Price, Granted | $ / shares	$ 19.80
Options, Exercised	(5,909)
Weighted Average Exercise Price, Exercised | $ / shares	$ 34.32
Options, Forfeited/Cancelled	(35,574)
Weighted Average Exercise Price, Forfeited/Cancelled | $ / shares	$ 83.60
Options Outstanding, Ending Balance	133,973
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 57.42
Weighted Average Remaining Contract, Outstanding Ending Balance	8 years 7 months 6 days
Aggregate Intrinsic Value Outstanding Ending Balance | $
Options Outstanding, Ending Balance	98,648
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 64.02
Weighted Average Remaining Contract, Outstanding Ending Balance	8 years 3 months 18 days
Aggregate Intrinsic Value Exercisable Ending Balance | $